GEOGRAPHIC INFORMATION (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) item	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Revenues from External Customers and Long-Lived Assets [Line Items]
Number of operating segments | item	1
Total Revenues	$ 312,794	$ 220,950	$ 388,731
Property and equipment, net	14,205	12,714
North America (mainly U.S.) [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	253,960	173,424	292,409
Property and equipment, net	4,402	3,071	1,460
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	47,012	40,612	69,281
Property and equipment, net	695	482	768
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	11,822	6,914	27,041
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	$ 9,108	$ 9,161	$ 9,952